Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Calamos Antetokounmpo Sustainable Equities Trust
Entity Central Index Key	0001943291
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000238767
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class A
Trading Symbol	SROAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$69	1.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%	[1]
AssetsNet	$ 4,525,432
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$4,525,432	55	9%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	12.7
Financials	12.0
Health Care	9.7
Consumer Discretionary	8.9
Communication Services	7.6
Consumer Staples	4.8
Materials	4.2
Utilities	2.2
Real Estate	1.9

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	8.4
Alphabet, Inc. - Class A	6.1
NVIDIA Corp.	5.7
Apple, Inc.	5.0
Broadcom, Inc.	3.0
TJX Companies, Inc.	2.8
Visa, Inc. - Class A	2.2
Intercontinental Exchange, Inc.	2.1
Sony Group Corp. (ADR)	2.0
Travelers Companies, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238769
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class C
Trading Symbol	SROCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class C	$107	2.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.10%	[2]
AssetsNet	$ 4,525,432
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$4,525,432	55	9%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	12.7
Financials	12.0
Health Care	9.7
Consumer Discretionary	8.9
Communication Services	7.6
Consumer Staples	4.8
Materials	4.2
Utilities	2.2
Real Estate	1.9

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	8.4
Alphabet, Inc. - Class A	6.1
NVIDIA Corp.	5.7
Apple, Inc.	5.0
Broadcom, Inc.	3.0
TJX Companies, Inc.	2.8
Visa, Inc. - Class A	2.2
Intercontinental Exchange, Inc.	2.1
Sony Group Corp. (ADR)	2.0
Travelers Companies, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238768
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class I
Trading Symbol	SROIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class I	$56	1.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[3]
AssetsNet	$ 4,525,432
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$4,525,432	55	9%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	12.7
Financials	12.0
Health Care	9.7
Consumer Discretionary	8.9
Communication Services	7.6
Consumer Staples	4.8
Materials	4.2
Utilities	2.2
Real Estate	1.9

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	8.4
Alphabet, Inc. - Class A	6.1
NVIDIA Corp.	5.7
Apple, Inc.	5.0
Broadcom, Inc.	3.0
TJX Companies, Inc.	2.8
Visa, Inc. - Class A	2.2
Intercontinental Exchange, Inc.	2.1
Sony Group Corp. (ADR)	2.0
Travelers Companies, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238766
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class R6
Trading Symbol	SRORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class R6	$55	1.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%	[4]
AssetsNet	$ 4,525,432
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate
$4,525,432	55	9%

Holdings [Text Block]
SECTOR WEIGHTINGS	% OF NET ASSETS
Information Technology	33.9
Industrials	12.7
Financials	12.0
Health Care	9.7
Consumer Discretionary	8.9
Communication Services	7.6
Consumer Staples	4.8
Materials	4.2
Utilities	2.2
Real Estate	1.9

Largest Holdings [Text Block]
TOP 10 HOLDINGS	% OF NET ASSETS
Microsoft Corp.	8.4
Alphabet, Inc. - Class A	6.1
NVIDIA Corp.	5.7
Apple, Inc.	5.0
Broadcom, Inc.	3.0
TJX Companies, Inc.	2.8
Visa, Inc. - Class A	2.2
Intercontinental Exchange, Inc.	2.1
Sony Group Corp. (ADR)	2.0
Travelers Companies, Inc.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.